Exhibit 99.1

Nissan Auto Receivables 2018-C Owner Trust

Servicer’s Certificate

Collection Period	28-Feb-22	30/360 Days	30	Collection Period Start	1-Feb-22
Distribution Date	15-Mar-22	Actual/360 Days	28	Collection Period End	28-Feb-22
				Prior Month Settlement Date	15-Feb-22
				Current Month Settlement Date	15-Mar-22

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,146,026,063.89	184,484,440.25	171,142,132.16	0.161560
Yield Supplement Overcollaterization		86,717,144.39	5,439,951.71	4,829,135.07
Total Adjusted Pool Balance		1,059,308,919.50	179,044,488.54	166,312,997.09
Total Adjusted Securities		1,059,308,919.50	179,044,488.54	166,312,997.09	0.157001
Class A-1 Notes	2.77000%	200,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	3.07000%	310,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.36114%	50,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	3.22000%	360,000,000.00	39,735,569.04	27,004,077.59	0.075011
Class A-4 Notes	3.27000%	80,000,000.00	80,000,000.00	80,000,000.00	1.000000
Certificates	0.00000%	59,308,919.50	59,308,919.50	59,308,919.50	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	12,731,491.45	106,623.78	35.3652540	0.2961772
Class A-4 Notes	0.00	218,000.00	—	2.7250000
Certificates	0.00	0.00	—	—

Total Securities	12,731,491.45	324,623.78

I. COLLECTIONS

Interest:
Interest Collections				439,738.30
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				439,738.30
Principal:
Principal Collections				13,190,507.49
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				13,190,507.49
Recoveries of Defaulted Receivables				80,376.09

Total Collections				13,710,621.88

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			22,672	179,044,488.54
Total Principal Payment				12,731,491.45

			22,058	166,312,997.09

Nissan Auto Receivables 2018-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	13,710,621.88
Reserve Account Draw	0.00
Total Available for Distribution	13,710,621.88
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	153,737.03
Servicing Fee Paid	153,737.03
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	106,623.78
Class A-3 Notes Monthly Interest Paid	106,623.78
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	218,000.00
Class A-4 Notes Monthly Interest Paid	218,000.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2018-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		324,623.78
Total Note Monthly Interest Paid		324,623.78
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		13,232,261.07
4. Total Monthly Principal Paid on the Notes		12,731,491.45
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		12,731,491.45
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		500,769.62
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		500,769.62

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,648,272.30
Required Reserve Account Amount		2,648,272.30
Beginning Reserve Account Balance		2,648,272.30
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,648,272.30
Required Reserve Account Amount for Next Period		2,648,272.30

VI. POOL STATISTICS

Weighted Average Coupon		2.93%
Weighted Average Remaining Maturity		20.10

	Amount	Number
Principal on Defaulted Receivables	151,800.60	13
Principal Recoveries of Defaulted Receivables	80,376.09

Monthly Net Losses	71,424.51
Pool Balance at Beginning of Collection Period	184,484,440.25
Net Loss Ratio for Third Preceding Collection Period	-0.44%
Net Loss Ratio for Second Preceding Collection Period	0.11%
Net Loss Ratio for Preceding Collection Period	0.22%
Net Loss Ratio for Current Collection Period	0.46%
Four-Month Average Net Loss Ratio	0.09%
Cumulative Net Losses for all Periods	9,703,830.73

Nissan Auto Receivables 2018-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,383,980.22	105	0.81%
61-90 Days Delinquent	402,590.58	30	0.24%
91-120 Days Delinquent	107,527.38	12	0.06%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,894,098.18	147	1.11%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.25%	0.17%
Delinquency Ratio for Second Preceding Collection Period	0.29%	0.19%
Delinquency Ratio for Preceding Collection Period	0.39%	0.24%
Delinquency Ratio for Current Collection Period	0.30%	0.19%
Four-Month Average Delinquency Ratio	0.31%	0.20%
60 Day Delinquent Receivables	510,117.96
Delinquency Percentage	0.30%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	779,310.94
Number of Extensions	55

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO